SHAREHOLDERS' EQUITY (Schedule of Restricted Shares Units Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of RSU's
Outstanding as of end of year	1,200,000
RSU's [Member]
Number of RSU's
Outstanding as of beginning of year	1,599,296	1,245,889	1,009,184
Granted	1,159,881	977,667	818,856
Converted	(484,665)	(602,423)	(553,241)
Forfeited	(260,899)	(21,837)	(28,910)
Outstanding as of end of year	2,013,613	1,599,296	1,245,889
Weighted Average Fair Value
Outstanding as of beginning of year	$ 22.27	$ 21.29	$ 14.62
Granted	18.06	20.80	24.88
Converted	23.91	17.86	14.71
Forfeited	21.19	22.11	16.42
Outstanding as of end of year	$ 19.13	$ 22.27	$ 21.29